Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Correction and Reclassifications

The impact of this balance sheet reclassification is summarized in the table below.

	As Previously Reported	Adjustments / Reclassifications (1)	Adjustments / Reclassifications (2)	As Adjusted
	(In Thousands)
Consolidated Balance Sheet at December 31, 2014
Total other assets	$98,918	$(6,433)	$(1,445)	$91,040
Total assets	$1,137,005	$(6,433)	$—	$1,130,572
Long term debt	$457,318	$(6,433)	$—	$450,885
Total liabilities and stockholders' equity	$1,137,005	$(6,433)	$—	$1,130,572

Consolidated Statement of Operations - For the year ended December 31, 2014
Net sales	$732,510	$28,736	$(265,358)	$495,888
Cost of sales	$579,155	$34,217	$(182,949)	$430,423
Gross profit	$153,355	$(5,481)	$(82,409)	$65,465
Selling, general, and administrative expense	$103,886	$(5,481)	$(59,565)	$38,840

Consolidated Statement of Operations - For the year ended December 31, 2013
Net sales	$679,287	$21,954	$(285,018)	$416,223
Cost of sales	$535,731	$27,391	$(193,735)	$369,387
Gross profit	$143,556	$(5,437)	$(91,283)	$46,836
Selling, general, and administrative expense	$100,674	$(5,437)	$(59,370)	$35,867